Leases - Components of Operating and Finance Lease Right of use Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right of use asset, net	Right of use asset, net
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right of use asset, net	Right of use asset, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current lease liability	Current lease liability
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current lease liability	Current lease liability
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term lease liability	Long-term lease liability
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term lease liability	Long-term lease liability
Finance lease right-of-use assets	$ 72,469	$ 31,888
Operating lease right-of-use assets	4,983	2,229
Current Finance lease liabilities	1,045	602
Current Operating lease liabilities	1,377	1,025
Noncurrent Finance lease liabilities	76,712	32,909
Noncurrent Operating lease liabilities	$ 2,442	$ 1,073
Weighted-average remaining lease term (years):
Finance leases	14 years 2 months 12 days	10 years 6 months
Operating leases	4 years 4 months 24 days	3 years 2 months 12 days
Weighted-average discount rate:
Finance leases	9.20%	8.70%
Operating leases	7.00%	6.90%